Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short term borrowings
Shortterm borrowings	¥ 251,732	¥ 289,062
Weighted average
Short term borrowings
Interest rate (in percent)	4.48%	4.61%